Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 10.9%
AbbVie, Inc.
05/14/2025	3.600%	500,000	523,960
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	257,816
AT&T, Inc.
06/30/2022	3.000%	250,000	255,796
Capital One Financial Corp.
01/30/2023	3.200%	500,000	513,915
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	404,845
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	460,396
CSX Corp.
06/01/2021	4.250%	250,000	257,112
CVS Health Corp.
06/01/2021	2.125%	250,000	250,422
03/09/2023	3.700%	250,000	260,848
Discovery Communications LLC
06/15/2020	2.800%	500,000	502,076
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	542,702
Kellogg Co.
12/01/2023	2.650%	300,000	306,029
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	438,338
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	321,923
Sysco Corp.
07/15/2021	2.500%	250,000	252,392
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	253,583
Total			5,802,153
Total Corporate Bonds & Notes (Cost $5,591,335)			5,802,153

Floating Rate Notes 3.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.8%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	1.260%	150,000	150,000
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.340%	280,000	280,000
Total			430,000
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.370%	250,000	250,000
New York 1.4%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.350%	250,000	250,000
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.350%	250,000	250,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.350%	250,000	250,000
Total			750,000
Utah 0.5%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.350%	250,000	250,000
Total Floating Rate Notes (Cost $1,680,000)			1,680,000

Columbia U.S. Social Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds 84.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	295,165
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	292,158
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	296,177
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	240,566
Total			1,124,066
Arizona 1.2%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	111,993
02/15/2046	5.000%	210,000	231,431
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	296,512
Total			639,936
California 5.7%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	352,734
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	294,080
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	562,370
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	275,863
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	298,772
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	477,876
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	380,000	424,517
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	318,774
Total			3,004,986
Colorado 1.5%
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	450,000	481,122
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	294,740
Total			775,862
Connecticut 0.5%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	238,835
District of Columbia 0.5%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	282,465
Florida 3.3%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	489,412

2	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	279,733
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	105,083
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	596,675
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	298,777
Total			1,769,680
Georgia 1.1%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	286,290
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	315,528
Total			601,818
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	287,872
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	220,000	234,560
Total			522,432
Illinois 6.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	379,897
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	341,358
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	263,205
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	351,939
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	730,665
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	114,375
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	284,073
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	175,995
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	249,374
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	587,335
Total			3,478,216
Indiana 3.0%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	613,880

Columbia U.S. Social Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Revenue Bonds
Green Bond - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	429,194
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	258,243
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	298,260
Total			1,599,577
Kentucky 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	408,600
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	263,783
Total			672,383
Louisiana 4.7%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	476,656
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	377,283
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	355,680
Revenue Bonds
Ragin Cajun Facilities, Inc. Student Housing
Series 2018
10/01/2043	5.000%	200,000	233,932
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	471,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	596,035
Total			2,511,386
Maine 1.0%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	259,455
Series 2018B
11/15/2038	3.750%	250,000	266,370
Total			525,825
Maryland 3.9%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	332,070
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	530,911
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	353,352
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	281,095
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	570,422
Total			2,067,850
Massachusetts 3.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	362,688
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	239,620

4	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	281,178
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	214,520
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	530,360
Total			1,628,366
Michigan 3.6%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	466,144
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	290,955
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	293,230
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	534,805
12/01/2033	3.600%	325,000	347,984
Total			1,933,118
Minnesota 2.5%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	100,000	99,988
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B (Mandatory Put 03/01/20)
03/01/2021	3.750%	500,000	500,150
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	249,950
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	260,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	239,035
Total			1,350,010
Mississippi 2.3%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	296,642
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	333,597
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	573,885
Total			1,204,124
Missouri 1.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	464,696
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	300,000	328,152
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	115,000	122,666
Total			915,514
Nebraska 0.9%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	213,434
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	262,840
Total			476,274

Columbia U.S. Social Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.1%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	299,893
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	271,905
Total			571,798
New Hampshire 0.9%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	483,204
New Jersey 0.6%
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	322,518
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	266,098
New York 5.7%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	296,587
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	537,045
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	322,248
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	295,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	363,828
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	319,239
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	365,877
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	280,088
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	262,088
Total			3,042,612
North Carolina 1.3%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	310,428
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	359,700
Total			670,128
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	360,000	383,011
Ohio 1.5%
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	300,823

6	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	481,856
Total			782,679
Pennsylvania 4.3%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	386,385
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	265,583
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	230,482
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	291,942
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	531,358
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	120,773
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	274,217
Series 2017E BAM
12/01/2035	5.000%	150,000	180,185
Total			2,280,925
Rhode Island 2.6%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	365,181
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	266,897
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2018-69-B (GNMA)
10/01/2043	3.950%	250,000	267,890
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	501,045
Total			1,401,013
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	300,000	300,528
Tennessee 1.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	593,835
Texas 4.0%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	296,777
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	331,542
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	581,545
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	350,000	359,544
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	282,560

Columbia U.S. Social Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	282,323
Total			2,134,291
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	423,264
Washington 3.0%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	276,867
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	427,528
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	212,514
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	317,277
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	356,787
Total			1,590,973
West Virginia 2.0%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	584,225
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	448,578
Total			1,032,803
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.4%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2035	4.750%	65,000	70,509
Unrefunded Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2035	4.750%	185,000	185,962
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	106,853
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	100,032
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	293,757
Total			757,113
Wyoming 0.8%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	410,000	436,507
Total Municipal Bonds (Cost $42,219,312)			44,796,023

Money Market Funds 0.3%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.045%(e)	128,793	128,793
Total Money Market Funds (Cost $128,793)		128,793
Total Investments in Securities (Cost $49,619,440)		52,406,969
Other Assets & Liabilities, Net		651,399
Net Assets		$53,058,368

8	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $2,058,451, which represents 3.88% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2019.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Social Bond Fund | Quarterly Report 2019	9